INCOME TAXES - Components of Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current provision:
Federal			$ 706,686	$ 0
State			195,679	0
Foreign			0	0
Total current tax			902,365	0
Deferred provision:
Federal			469,109	737,376
State			97,061	152,567
Foreign			0	0
Total deferred tax	$ 456,194	$ (656,468)	566,170	889,943
Provision for income taxes	$ 1,173,513	$ (656,467)	$ 1,468,535	$ 889,943